Financial Risk (Details 16) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Liquid assets	$ 1,048	$ 1,160
Securities at FVOCI
Disclosure of financial assets [line items]
Liquid assets	202
Total (Member)
Disclosure of financial assets [line items]
Liquid assets	846
United State of America
Disclosure of financial assets [line items]
Liquid assets	740	1,132
United State of America | Securities at FVOCI
Disclosure of financial assets [line items]
Liquid assets	90
United State of America | Total (Member)
Disclosure of financial assets [line items]
Liquid assets	830
Other countries O.E.C.D
Disclosure of financial assets [line items]
Liquid assets	100	4
Latin America
Disclosure of financial assets [line items]
Liquid assets	6	4
Other Countries
Disclosure of financial assets [line items]
Liquid assets		$ 20
Multinational
Disclosure of financial assets [line items]
Liquid assets	112
Multinational | Securities at FVOCI
Disclosure of financial assets [line items]
Liquid assets	$ 112